Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Total Payments
AUSTRALIA | City of Greater Bendigo
Total	$ 150,000			$ 150,000
AUSTRALIA | Commonwealth of Australia
Total	116,030,000			116,030,000
AUSTRALIA | Dja Dja Wurrung Clans Aboriginal Corporation
Total		$ 7,380,000	$ 660,000	8,040,000
AUSTRALIA | Northern Territory Government, Australia
Total			570,000	570,000
AUSTRALIA | State Government of Victoria
Total	580,000	20,540,000	680,000	21,800,000
CANADA | Federal Government of Canada
Total	947,350,000	5,310,000	1,060,000	953,720,000
CANADA | Government of British Columbia
Total			170,000	170,000
CANADA | Government of Nunavut
Total	10,730,000		280,000	11,010,000
CANADA | Kitikmeot Inuit Association, Nunavut
Total			1,780,000	1,780,000
CANADA | Kivalliq Inuit Association, Nunavut
Total		49,050,000	5,730,000	54,780,000
CANADA | Nunavut Tunngavik Inc.
Total		77,830,000	900,000	78,730,000
CANADA | Apitipi Anicinapek Nation, Ontario
Total		17,430,000	4,830,000	22,260,000
CANADA | Beaverhouse First Nation, Ontario
Total		2,720,000	5,870,000	8,590,000
CANADA | Government of Ontario
Total	181,010,000		690,000	181,700,000
CANADA | Matachewan First Nation, Ontario
Total		4,170,000	10,340,000	14,510,000
CANADA | Metis Nation of Ontario
Total			180,000	180,000
CANADA | Moose Cree First Nation, Ontario
Total		4,900,000	8,310,000	13,210,000
CANADA | Rainy River First Nations, Ontario
Total		280,000		280,000
CANADA | Taykwa Tagamou Nation, Ontario
Total		6,180,000	1,300,000	7,480,000
CANADA | Town of Cochrane, Ontario
Total			200,000	200,000
CANADA | Town of Kirkland Lake, Ontario
Total	2,290,000			2,290,000
CANADA | Township of Black River-Matheson
Total	190,000			190,000
CANADA | Township of Gauthier
Total			350,000	350,000
CANADA | Abitibiwinni First Nation, Quebec
Total		2,130,000	2,120,000	4,250,000
CANADA | Algonquin Anishinabeg Nation Tribal Council
Total			250,000	250,000
CANADA | City of Malartic, Quebec
Total	6,710,000			6,710,000
CANADA | City of Val-dOr, Quebec
Total	730,000		140,000	870,000
CANADA | Government of Quebec
Total	304,200,000		4,890,000	309,090,000
CANADA | Kitcisakik Anicinape Community, Quebec
Total			1,310,000	1,310,000
CANADA | Lac Simon Anishnabe Nation Council, Quebec
Total			4,110,000	4,110,000
CANADA | Long Point First Nation, Quebec
Total			820,000	820,000
CANADA | Municipality of Preissac, Quebec
Total	860,000			860,000
CANADA | Municipality of Rouyn-Noranda, Quebec
Total	1,220,000		270,000	1,490,000
CANADA | Timiskaming First Nation, Quebec
Total			130,000	130,000
FINLAND | Government of Finland
Total	122,480,000	18,640,000	2,650,000	143,770,000
FINLAND | Kittila Municipality, Finland
Total	1,520,000		250,000	1,770,000
MEXICO | Government of Mexico
Total	6,250,000	$ 5,560,000	6,850,000	18,660,000
MEXICO | Municipality of Ocampo, Mexico
Total			450,000	450,000
MEXICO | Municipality of Temosachi, Mexico
Total			630,000	630,000
MEXICO | State of Chihuahua, Mexico
Total			280,000	280,000
UNITED STATES | State of Alaska, United States of America
Total			300,000	300,000
UNITED STATES | Government of the United States of America
Total			$ 230,000	230,000
SWEDEN | Government of Sweden
Total	$ 210,000			$ 210,000